Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Loans	$ 5,715,556	$ 4,959,573
Interest which would have been recorded if the loans had not been in a non-accrual status	0	2,325	3,403
Interest income collected on non-accruing loans	2,288	2,375	3,335
Private Corporation [Member]
Loans
Loans	2,202,613	2,089,520
Private Middle Market Companies [Member]
Loans
Loans	681,912	445,731
Nonperforming Financing Receivable [Member]
Loans
Loans	0	32,000	29,002
Nonperforming Financing Receivable [Member] | Private Corporation [Member]
Loans
Loans	0	32,000	28,000
Nonperforming Financing Receivable [Member] | Private Middle Market Companies [Member]
Loans
Loans	$ 0	$ 0	$ 1,002